Share-based Payments - Changes in Number of Warrants Outstanding (Detail)										12 Months Ended
	Dec. 11, 2020 shares € / shares	Oct. 25, 2019 Warrant € / shares	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Dec. 08, 2016 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant € / shares	Oct. 29, 2010 Warrant € / shares	Dec. 31, 2020 Warrant € / shares	Dec. 31, 2019 Warrant € / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise price, outstanding, beginning of period										€ 22.56	€ 30.71
Weighted average exercise price, granted										6.33	13.21
Weighted average exercise price, forfeited										6.35	8.24
Weighted average exercise price, expired										22.45	23.60
Weighted average exercise price outstanding, end of period	€ 6.73	€ 8.16						€ 2.64	€ 35.36	€ 17.00	€ 22.56
Number of warrants outstanding, beginning of period | Warrant										1,292,380	731,229
Number of warrants, granted	76,000	602,025	426,050	334,400	45,000	353,550	94,400	253,150	61,050	404,525	610,250
Number of warrants, forfeited | Warrant										(36,466)	(24,100)
Number of warrants, exercised	(561,525)						(100,000)	(253,150)	(61,050)	0	0
Number of warrants, expired | Warrant										(172,433)	(24,999)
Number of warrants outstanding, end of period	76,000	588,142	381,600	282,252	42,500	79,315	35,698	2,500		1,488,006	1,292,380